Taxation - Additional Information (Details) R$ in Millions, $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018 USD ($)	Jul. 01, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2017 USD ($)
Related Party Transaction [Line Items]
Effective tax rate	(1.30%)	(0.80%)	(0.10%)	3.10%
Tax benefit, CARES Act			$ 5
Deferred tax assets, net operating loss carry forwards			251	$ 259
Deferred tax assets not subject to expiration			241	249
Deferred tax assets subject to expiration			10	10
Deferred tax liabilities, intangibles			0	4
Unrecognized tax benefits	$ 132	$ 61	82	89		$ 55
Accrued interest and penalties			18	18
Interest and penalties expense (benefit)	$ 11	$ 3	1	7
Unrecognized tax benefits that would have a favorable impact on effective tax rate			79
Cash collateral posted			197	242
Demand deposit pledged as collateral for tax related guarantee
Related Party Transaction [Line Items]
Cash collateral posted			65	$ 83	R$ 330
Secretariat of the Federal Revenue Bureau of Brazil
Related Party Transaction [Line Items]
Income tax examination, estimate of possible loss			161
Nigeria
Related Party Transaction [Line Items]
Income tax examination, estimate of possible loss			171
Other Noncurrent Liabilities
Related Party Transaction [Line Items]
Unrecognized tax benefits			61
Deferred Tax Asset Reduction
Related Party Transaction [Line Items]
Unrecognized tax benefits			$ 21